Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Investments and loan receivable
Cash deposits	$ 404.2	$ 541.4
Term deposits	890.9	655.1
Cash and cash equivalents	$ 1,295.1	$ 1,196.5	$ 910.6	$ 539.3